                          Montgomery Variable Series:
                         Small Cap Opportunities Fund


                                Annual Report
                              December 31, 1998



                         [OWL ARTWORK APPEARS HERE]
                              Invest Wisely.(R)
                           THE MONTGOMERY FUNDS/SM/

Montgomery Variable Series: Small Cap Opportunities Fund
Portfolio Highlights
December 31, 1998
--------------------------------------------------------------------------------
Investment Review

Q:    HOW DID THE FUND PERFORM FOR THE PERIOD ENDED DECEMBER 31, 1998?
A: As investors tended to shy away from investments they perceived to be too risky, the roller-coaster market fluctuations of the second half of 1998 afforded a very poor environment for the small-cap market. The effect of negative investor sentiment was magnified considerably, as small-cap issues tended to be relatively illiquid.

      Against this difficult market backdrop, the Montgomery Variable Series:
      Small Cap Opportunities Fund was up 20.2% in comparison to the benchmark Russell 2000 Index gain of 16.3% for the fourth quarter. This end-of-year outperformance was not enough, however, to offset losses experienced during the third quarter. For the volatile six-month period ended December 31, 1998, both the Variable Series: Small Cap Opportunities Fund and the benchmark Russell 2000 reported negative figures: -7.0% and -7.1%, respectively.

Q: DID THE COMPOSITION OF THE FUND CHANGE IN RESPONSE TO THE VOLATILE MARKET CONDITIONS?
A: The Fund's strategy does not involve market timing or making sector bets. Our focus is on fundamentally sound companies trading at attractive valuations. Nevertheless, because deteriorating business conditions in certain small-cap market segments resulted in a shrinking set of attractive companies with improving fundamentals, the composition of the Fund did change somewhat over the second half of the year.

As a result of our individual company analysis, the Fund's portfolio allocations to energy, technology, consumer services and health care were reduced, and we increased portfolio weightings in consumer non-durables, transportation, and materials and processing. Relative to the Russell 2000, the Fund ended the year overweight in materials and business services and underweight in finance, health care and capital goods. Most of the portfolio revisions were minor.

Q: WHAT DO YOU CONSIDER TO BE THE MOST INTERESTING OPPORTUNITIES FOR SMALL-CAP INVESTORS IN 1999?
A: Current fundamentals favor specific small-cap technology companies that serve fast-growing markets. For example, fundamentals in the wireless

Portfolio Management
Roger W. Honour
 .................. Senior Portfolio Manager

Kathryn M. Peters
 .................. Portfolio Manager

Andrew Pratt, CFA
 .................. Portfolio Manager

Fund Performance
Average annual total returns for the period
             ended 12/31/98

        MONTGOMERY VARIABLE SERIES:
       SMALL CAP OPPORTUNITIES FUND
Since inception (5/1/98)............  -7.20%
Russell 2000 Index/1/
Since 5/1/98........................ -11.94%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

            Montgomery Variable Series:
            Small Cap Opportunities Fund        Russell 2000 Index/1/     Lipper Small Cap Funds Average/2/
5/1/98               $ 10,000                        $10,000                         $10,000
5/98                 $ 9,390                         $ 9,461                         $ 9,437
6/98                 $ 9,980                         $ 9,481                         $ 9,509
7/98                 $ 9,050                         $ 8,714                         $ 8,826
8/98                 $ 7,200                         $ 7,022                         $ 7,061
9/98                 $ 7,720                         $ 7,571                         $ 7,466
10/98                $ 7,860                         $ 7,880                         $ 7,768
11/98                $ 8,460                         $ 8,293                         $ 8,269
12/98                $ 9,280                         $ 8,806                         $ 8,885

---------------
/1/ The Russell 2000 Index is a capitalization-weighted total return index that includes the smallest 2,000 companies within the Russell 3000 Index.
/2/  The Lipper Small Cap Funds universe consists of 678 funds.

Montgomery Variable Series: Small Cap Opportunities Fund
Portfolio Highlights (continued)
December 31, 1998
-------------------------------------------------------------------------------

      communications and data networking areas remain solid, driven in large part by new cellular subscriber growth and the expansion of the Internet. As plays on these trends, the Fund owns positions in Actel Corp. (2.8% of assets as of 12/31/98) and Comverse Technology (3.3% of assets as of 12/31/98). Actel sells specialty semiconductors to a variety of markets including data communications; Comverse Technology makes equipment to provide network-based voice-mail and other services to both the wireless and wireline markets.

      At the same time, we are keeping a close watch on the energy sector, which is extremely depressed right now. In particular, an imbalance of supply versus demand has resulted in low prices for the oil industry.

      We believe that if global economies start to improve in 1999, oil stocks could recover, piquing investor interest once again. Given the depressed nature of oil stocks in general, we believe even a small improvement in fundamentals could lead to some big returns. In anticipation of opportunities going forward, we are vigilantly monitoring this area.

Q:    WHAT'S YOUR OUTLOOK FOR SMALL-CAP STOCKS IN THE COMING YEAR?
A: We are cautiously optimistic about the prospects for the small-cap sector. Although the U.S. economy is widely expected to slow, high rates of employment, low interest rates and a benign inflation environment should help unpin moderate economic growth. In our opinion this may prove a net positive for the more domestically focused small-cap sector. Against this backdrop is the idea that small-cap growth stocks may be able to deliver stronger earnings growth versus the expected slower growth of large-caps in 1999. Moreover, we believe that the outlook for large-cap companies' earnings growth suggests that the market is overdue for a period when rates of return for this sector regress to the average of 10% per annum from the extraordinary 18% annualized returns of the past 16 years. Historically, such an out come has led to the outperformance of the small-cap sector.

---------------
There are risks associated with investing in small-cap companies, which tend to be more volatile and less liquid than stocks of large companies, including the increased risks of price fluctuations.

Montgomery Variable Series: Small Cap Opportunities Fund
Portfolio Highlights Investments (continued)
December 31, 1998
-------------------------------------------------------------------------------

                     TOP FIVE INDUSTRIES AS OF 12/31/98
                    (AS A PERCENTAGE OF TOTAL NET ASSETS)

           Diversified Commercial Services.................. 15.7%
           Electronic Data Processing Services..............  8.4
           Telecommunications Equipment.....................  4.7
           Computer Software................................  4.6
           Homebuilding.....................................  3.9

                      TOP TEN HOLDINGS AS OF 12/31/98
                    (AS A PERCENTAGE OF TOTAL NET ASSETS)

           Catalina Marketing Corporation...................  4.2%
           Acxiom Corporation...............................  4.1
           Tetra Tech., Inc.................................  3.9
           Kronos, Inc......................................  3.7
           Education Management Corporation.................  3.6
           Synopsis, Inc....................................  3.6
           Orthodontic Centers of America Inc...............  3.5
           HA-LO Industries, Inc............................  3.3
           Comverse Technology, Inc.........................  3.3
           TMP Worldwide, Inc...............................  3.1

Montgomery Variable Series: Small Cap Opportunities Fund
Portfolio Investments
December 31, 1998

COMMON STOCKS--95.3%                                                     VALUE
    SHARES                                                             (NOTE 1)
               ADVERTISING - 3.1%
    1,400      TMP Worldwide, Inc. $                                    $ 59,588
                                                                        --------
               APPAREL - 1.1%
    1,000      Jones Apparel Group, Inc. +                                22,063
                                                                        --------
               BROADCASTING - 1.5%
      700      Metro Networks, Inc. +                                     29,794
                                                                        --------
               BUILDING PRODUCTS - 3.2%
    3,200      Interface, Inc.                                            29,700
    1,300      TJ International, Inc.                                     33,394
                                                                        --------
                                                                          63,094
                                                                        --------
               CATALOG/SPECIALTY DISTRIBUTION - 0.7%
    1,000      Coldwater Creek, Inc. +                                    13,875
                                                                        --------
               CLOTHING/SHOE/ACCESSORY STORES - 2.0%
    1,250      The Men's Wearhouse Inc. +                                 39,375
                                                                        --------
               COMPUTER SOFTWARE - 4.6%
    1,500      Manugistics Group, Inc. +                                  18,703
    1,300      Synopsis, Inc. +                                           70,443
                                                                        --------
                                                                          89,146
                                                                        --------
               CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS - 1.6%
      700      Manitowoc Company, Inc.                                    31,063
                                                                        --------
               CONTAINERS/PACKAGING - 2.3%
    1,900      Ivex Packaging Corporation +                               44,175
                                                                        --------
               DIVERSIFIED COMMERCIAL SERVICES - 15.7%
      700      AptarGroup, Inc.                                           19,644
    1,800      BA Merchant Services, Inc. +                               36,225
    1,000      Caribiner International, Inc. +                             9,125
    1,200      Catalina Marketing Corporation +                           82,050
      600      Fair Isaac & Company, Inc.                                 27,713
    1,700      HA-LO Industries, Inc. +                                   63,963
    1,900      Interim Services, Inc. +                                   44,411
      644      Nova Corporation                                           22,339
                                                                        --------
                                                                         305,470
                                                                        --------

               ELECTRONIC DATA PROCESSING SERVICES - 8.4%
    2,600      Acxiom Corporation +                                       80,437
    1,500      Analysts International Corporation                         28,969
    2,000      Computer Task Group, Inc.                                  54,250
                                                                        --------
                                                                         163,656
                                                                        --------
               ENVIRONMENTAL SERVICES - 3.9%
    2,800      Tetra Tech, Inc.                                           75,513
                                                                        --------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Small Cap Opportunities Fund
Portfolio Investments (continued)
December 31, 1998

COMMON STOCKS--95.3%                                                     VALUE
    SHARES                                                             (NOTE 1)
                HOME FURNISHINGS - 1.3%
      600       Ethan Allen Interiors, Inc.                               $24,600
                                                                         --------

                HOMEBUILDING - 3.9%
    1,200       Champion Enterprises, Inc. +                               32,850
    1,500       Kaufman & Broad Home Corporation                           43,125
                                                                         --------
                                                                           75,975
                                                                         --------

                INVESTMENT MANAGERS - 1.4%
    1,200       Waddell & Reed Financial Inc., Class A                     28,425
                                                                         --------

                MANAGED HEALTH CARE - 1.1%
    1,050       Sierra Health Services. +                                  22,115
                                                                         --------

                MEDICAL/NURSING SERVICES - 3.5%
    3,500       Orthodontic Centers of America, Inc. +                     68,030
                                                                         --------

                MEDICAL SPECIALTIES - 0.9%
      800       Cooper Companies, Inc. +                                   16,550
                                                                         --------

                MILITARY/GOVERNMENT/TECHNICAL - 1.5%
    1,600       SBS Technologies, Inc. +                                   29,050
                                                                         --------

                OFFICE/PLANT AUTOMATION - 3.7%
    1,600       Kronos, Inc. +                                             71,150
                                                                         --------

                OTHER CONSUMER SERVICES - 3.6%
    3,000       Education Management Corporation +                         70,594
                                                                         --------

                OTHER SPECIALTY STORES - 1.4%
      700       Regis Corporation                                          27,978
                                                                         --------

                PACKAGE GOODS/COSMETICS - 1.7%
    2,100       Playtex Products, Inc. +                                   33,731
                                                                         --------

                PAINTS/COATINGS - 2.3%
    1,700       Ferro Corporation                                          44,200
                                                                         --------

                PRECISION INSTRUMENTS - 2.7%
      600       Waters Corporation +                                       52,350
                                                                         --------

                PRINTING/FORMS - 2.1%
    1,000       Big Flower Holdings, Inc. +                                22,063
      600       World Color Press, Inc. +                                  18,262
                                                                         --------
                                                                           40,325
                                                                         --------

                PROPERTY-CASUALTY INSURERS - 1.4%
      800       Berkley (WR) Corporation                                   27,000
                                                                         --------

                RECREATIONAL PRODUCTS/TOYS - 2.2%
    1,200       Action Performance Companies, Inc. +                       42,375
                                                                         --------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Small Cap Opportunities Fund
Portfolio Investments (continued)
December 31, 1998

COMMON STOCKS (continued)                                                  VALUE
   SHARES                                                                 (NOTE 1)
               SAVINGS AND LOAN ASSOCIATIONS - 1.8%
   1,500       Commercial Federal Corporation                            $34,781
                                                                        --------

               SEMICONDUCTORS - 2.8%
   2,700       Actel Corporation. +                                       54,338
                                                                        --------

               SPECIALTY STEEL - 0.8%
     450       Carpenter Technology Corporation                           15,272
                                                                        --------

               TELECOMMUNICATIONS EQUIPMENT - 4.7%
   1,600       Aspect Telecommunications Corporation                      27,900
     900       Comverse Technology Inc. +                                 63,872
                                                                        --------
                                                                          91,772
                                                                        --------

               TRUCKING - 2.4%
   1,600       US Freightways Corporation                                 46,600
                                                                        --------

TOTAL COMMON STOCKS (COST $1,764,562)                                  1,854,023
                                                                       ---------

REPURCHASE AGREEMENTS--7.4%
PRINCIPAL AMOUNT
  $95,000      Agreement with Greenwich Capital Markets,
               Tri-Party, 5.15% dated 12/31/98, to be repurchased
               at $95,054, on 01/04/99, collateralized by $96,900
               market value of US government securities, having
               various maturities and various interest rates              95,000
                                                                        --------

   50,000      Agreement with Prudential Securities, 5.15% dated
               12/31/98, to be repurchased at $50,029, on 01/04/99,
               collateralized by $51,000 market value of US government
               securities, having various maturities and various
               interest rates                                             50,000
                                                                        --------
               TOTAL REPURCHASE AGREEMENTS (COST $145,000)               145,000
                                                                        --------

TOTAL INVESTMENTS (COST $1,909,562*)                       102.7%      1,999,023
OTHER ASSETS AND LIABILITIES (NET)                          (2.7)        (53,420)
                                                           -----      ----------
NET ASSETS                                                 100.0%     $1,945,603
                                                           =====      ==========

--------------
*   Aggregate cost for federal tax purposes was $1,923,406.
+   Non-income producing security.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Small Cap Opportunities Fund
Statement of Assets and Liabilities
December 31, 1998

ASSETS:
Investments in securities, at value
(Identified cost $1,909,562)(Note 1)
     Securities.....................................................  $1,854,023
     Repurchase agreements..........................................     145,000
                                                                      ----------
     Total investments..............................................   1,999,023
Cash................................................................          68
Receivables:
     Investment securities sold.....................................       4,223
     Dividends......................................................         387
     Interest.......................................................          21
Total Assets........................................................   2,003,722
LIABILITIES:
Payables:
     Investment securities purchased...............  $   19,342
     Management fee (Note 2).......................      16,439
     Professional fees.............................      13,158
     Trustees' fees and expenses (Note 2)..........       3,314
     Custodian fees................................       1,198
     Other accrued liabilities and expenses........       4,668
                                                      ---------
Total Liabilities...................................................      58,119
                                                                      ----------
NET ASSETS..........................................................  $1,945,603
                                                                      ==========
NET ASSETS consist of:
     Distributions in excess of net investment income...............  $   (7,526)
     Accumulated net realized loss on securities sold...............    (217,717)
     Net unrealized appreciation of investments,....................      89,461
     Shares of beneficial interest..................................       2,097
     Additional paid-in capital.....................................   2,079,288
                                                                      ----------
NET ASSETS..........................................................  $1,945,603
                                                                      ----------

Net Asset Value, offering and redemption price per share
($1,945,603 divided by 209,748 shares of beneficial interest
outstanding)........................................................  $     9.28
                                                                      ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Small Cap Opportunities Fund
Statement of Operations
For the Period Ended December 31, 1998*

INVESTMENT INCOME:
Interest................................................................   $    7,347
Dividends...............................................................        2,821
Total Investment Income.................................................       10,168
EXPENSES:
Management fee (Note 2)...........................   $   14,153
Professional fees.................................       15,440
Trustees' fees and expenses (Note 2)..............        5,169
Custodian fees....................................        2,895
Other.............................................        6,094
                                                     ----------
TOTAL EXPENSES..........................................................       43,751
Fees deferred and expenses absorbed by Manager (Note 2).................      (26,057)
                                                                           ----------
NET EXPENSES............................................................       17,694
                                                                           ----------
NET INVESTMENT LOSS.....................................................       (7,526)
                                                                           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
(NOTES 1 AND 3):
      Net realized loss on investments during the period................     (217,717)
      Net unrealized appreciation of investments during the period......       89,461
                                                                           ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS.........................     (128,256)
                                                                           ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $ (135,782)
                                                                           ==========

STATEMENT OF CHANGES IN NET ASSETS

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss.....................................................   $   (7,526)
Net realized loss on investments during the period......................     (217,717)
Net unrealized appreciation of investments during the period............       89,461
                                                                           ----------
Net decrease in net assets resulting from operations....................     (135,782)
BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4).............       81,385
                                                                           ----------
Net decrease in net assets..............................................      (54,397)
NET ASSETS:
Beginning of period.....................................................    2,000,000
                                                                           ----------
End of period...........................................................   $1,945,603
                                                                           ==========
Distributions in excess of net investment income........................   $   (7,526)
                                                                           ==========

--------------
* Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: Small Cap Opportunities Fund
Financial Highlights
Selected Per Share Data for the Period Ended:

                                                                             12/31/98*
                                                                           ----------
Net asset value--beginning of period.....................................  $    10.00
                                                                           ----------
Net investment loss......................................................       (0.04)
Net realized and unrealized loss on investments..........................       (0.68)
                                                                           ----------
Net decrease in net assets resulting from investment operations..........       (0.72)
                                                                           ----------
Net asset valueend of period.............................................  $     9.28
                                                                           ==========
Total return**...........................................................       (7.20)%
                                                                           ==========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....................................  $    1,946
Ratio of net investment loss to average net assets.......................       (0.64)%+
Ratio of operating expenses to average net assets........................        1.50%+
Portfolio turnover rate..................................................          82%
Net investment loss before deferral of fees and absorption of
    expenses by Manager..................................................  $    (0.16)
Operating expense ratio before deferral of fees and absorption of
    expenses by Manager..................................................        3.71%+

--------------
* Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998.
** Total return represents aggregate total return for the period indicated.
+  Annualized.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

The Montgomery Funds III
Notes to Financial Statements

     The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of December 31, 1998, the Trust had three series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund and the Montgomery Variable Series:
     Small Cap Opportunities Fund. On December 31, 1998, the Montgomery Variable
     Series: International Small Cap Fund (previously a series of the Trust) returned paid-in capital to shareholders thus liquidating the fund. Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998 with an initial funding of $2,000,000 and 200,000 shares. Information presented in these financial statements pertains to the Montgomery Variable Series: Small Cap Opportunities Fund (the "Fund"). The Montgomery Variable Series: Growth Fund and the Montgomery Variable Series:
     Emerging Markets Fund are presented under separate covers.

1.   SIGNIFICANT ACCOUNTING POLICIES:
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

     a.    PORTFOLIO VALUATION
           The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees. Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

     b.    DIVIDENDS AND DISTRIBUTIONS
           Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

     c.    REPURCHASE AGREEMENTS
           The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

     d.    SECURITIES TRANSACTIONS AND INVESTMENT INCOME
           Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recognized on an accrual basis.

The Montgomery Funds III
Notes to Financial Statements (continued)

     e.    FEDERAL INCOME TAXES
           The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

     f.    EXPENSES
           General expenses of the Trust are allocated to the Fund based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
     a. Montgomery Asset Management, LLC is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.

           Pursuant to the investment management agreement (the "Agreement"), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

           First $200 Million          Next $300 Million        Over $500 Million
           ------------------          -----------------        -----------------
                 1.20%                      1.10%                    1.00%

           The Manager has agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.50% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. For the period ended December 31, 1998, the Manager deferred fees of $14,153 and absorbed expenses of $11,904. As of December 31, 1998, the deferred management fees and absorbed expenses subject to recoupment are $26,057.

     b. Certain officers and Trustees of the Trust are, with respect to the Trust's Managers, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

     MAM Securities, LLC ("MAM Securities") serves as the Fund's transfer agent.

3.   SECURITIES TRANSACTIONS:
     a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the period ended December 31, 1998, were $3,150,671 and $1,168,392, respectively.

     b. At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $238,177 and $162,560 respectively.

     c.    Under an unsecured Revolving Credit Agreement with DeutscheBank (New
           York), the Montgomery Variable Series: Small Cap Opportunities Fund, along with other funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 13, 1998, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro-rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the period ended December 31, 1998, there were no borrowings under this agreement.

The Montgomery Funds III
Notes to Financial Statements (continued)

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the period indicated below were:

                        PERIOD ENDED
                      DECEMBER 31, 1998*
                    SHARES          AMOUNT
Shares Sold         13,660         $114,412
Shares Redeemed     (3,912)         (33,027)
                    ------         --------
Net Increase         9,748         $ 81,385
                    ======         ========

     At December 31, 1998, shareholders with ownership of 10% or greater included one shareholder, comprising ownership of 100% of the total aggregate shares outstanding.

5.   CAPITAL LOSS CARRYFORWARD:
     At December 31, 1998, the Fund had available for Federal income tax purposes unused capital losses of $203,873 expiring in 2006.

---------------
* Montgomery Variable Series: Small Cap Opportunities Fund commenced operations on May 1, 1998, with initial funding of $2,000,000 and 200,000 shares.

Report of Independent Accountants

To the Trustees and Shareholders of the Montgomery Variable Series: Small Cap Opportunities Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Montgomery Variable Series: Small Cap Opportunities Fund (one of the portfolios constituting The Montgomery Funds III, and hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period May 1 to December 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
SAN FRANCISCO, CA
FEBRUARY 12, 1999

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